UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Diversified Income Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$39	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$94,513,288
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	640
Portfolio Turnover Rate	242%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIA-0826

Putnam VT Diversified Income Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Diversified Income Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$51	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$94,513,288
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	640
Portfolio Turnover Rate	242%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Diversified Income Fund	PAGE 1	39058-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Diversified
Income Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 35
Notes to Financial Statements 39
Changes In and Disagreements with Accountants 55
Results of Meeting(s) of Shareholders 55
Remuneration Paid to Directors, Officers and Others 55
Board Approval of Management and Subadvisory Agreements 55

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.68 $4.59 $4.62 $4.70 $5.26 $5.69
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.24 0.27 0.26 0.15 0.23
Net realized and unrealized gains (losses) (0.03) 0.15 —
c
(0.04) (0.24) (0.61)
Total from investment operations ........ 0.07 0.39 0.27 0.22 (0.09) (0.38)
Less distributions from:
Net investment income .............. (0.29) (0.30) (0.30) (0.30) (0.36) (0.05)
Net realized gains ................. — — — — (0.11) —
Total distributions ................... (0.29) (0.30) (0.30) (0.30) (0.47) (0.05)
Net asset value, end of period .......... $4.46 $4.68 $4.59 $4.62 $4.70 $5.26
Total return
d
....................... 1.71% 8.94% 6.09% 5.01% (2.06)% (6.73)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.79% 0.83% 0.89% 0.85% 0.77%
Expenses net of waiver and payments by
affiliates .......................... 0.78%
f
0.79%
g
0.80%
g
0.81%
g
0.81%
g
0.77%
g
Net investment income ............... 4.30% 5.29% 6.07% 5.92% 3.17% 4.07%
Supplemental data
Net assets, end of period (000’s) ........ $35,228 $37,779 $39,624 $41,289 $45,181 $50,798
Portfolio turnover rate ................ 242% 391% 926% 1395% 1417% 1115%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.71 $4.62 $4.65 $4.72 $5.28 $5.71
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.23 0.27 0.25 0.14 0.21
Net realized and unrealized gains (losses) (0.02) 0.15 (0.01) (0.04) (0.25) (0.60)
Total from investment operations ........ 0.07 0.38 0.26 0.21 (0.11) (0.39)
Less distributions from:
Net investment income .............. (0.28) (0.29) (0.29) (0.28) (0.34) (0.04)
Net realized gains ................. — — — — (0.11) —
Total distributions ................... (0.28) (0.29) (0.29) (0.28) (0.45) (0.04)
Net asset value, end of period .......... $4.50 $4.71 $4.62 $4.65 $4.72 $5.28
Total return
c
....................... 1.64% 8.58% 5.76% 4.82% (2.35)% (6.95)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 1.08% 1.14% 1.10% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 1.03%
e
1.04%
f
1.05%
f
1.06%
f
1.06%
f
1.02%
f
Net investment income ............... 4.05% 5.04% 5.82% 5.65% 2.86% 3.81%
Supplemental data
Net assets, end of period (000’s) ........ $59,286 $62,415 $65,946 $68,605 $71,937 $112,542
Portfolio turnover rate ................ 242% 391% 926% 1395% 1417% 1115%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Diversified Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 3.8%
Aerospace & Defense 0.1%
a
AeroVironment, Inc. , Senior Note , 1.12% , 7/15/30 ........... United States 20,000 $ 19,118
b
BWX Technologies, Inc. , Senior Note , 144A, Zero Cpn., 11/01/30 United States 73,000 74,934
94,052
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 25,000 37,059
Automobiles 0.1%
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 36,000 42,753
Biotechnology 0.4%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 12,000 14,458
a,b
Senior Note, 144A, 3.59%, 9/15/28 .................... United States 30,000 27,752
b
Bridgebio Pharma, Inc. , Senior Note , 144A, 0.75% , 2/01/33 .... United States 48,000 47,645
b
Cytokinetics, Inc. , Senior Note , 144A, 1.75% , 10/01/31 ....... United States 47,000 70,500
b
Halozyme Therapeutics, Inc. , Senior Note , 144A, 0.875% ,
11/15/32 ........................................ United States 78,000 85,901
b
Ionis Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
12/01/30 ........................................ United States 120,000 128,100
Revolution Medicines, Inc. , Senior Note , 0.5% , 5/01/33 .......
United States 28,000 35,128
409,484
Broadline Retail 0.1%
Etsy, Inc. , Senior Note , 1% , 6/15/30 ......................
United States 61,000 70,864
Capital Markets 0.0%
†
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 21,000 20,612
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 20,000 23,911
44,523
Communications Equipment 0.1%
b
Ciena Corp. , Senior Note , 144A, Zero Cpn., 9/15/31 ......... United States 57,000 60,135
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 26,000 58,191
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 75,000 80,550
Diversified Telecommunication Services 0.0%
†
b
Bandwidth, Inc. , Senior Note , 144A, Zero Cpn., 7/01/32 ....... United States 18,000 20,691
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 43,000 56,524
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 46,000 47,070
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 90,000 102,263
205,857
Electrical Equipment 0.1%
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 57,000 104,438
Electronic Equipment, Instruments & Components 0.1%
b
Advanced Energy Industries, Inc. , Senior Note , 144A, Zero Cpn.,
5/15/31 ......................................... United States 28,000 30,669
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 20,000 28,030
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 59,000 58,908

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
b
OSI Systems, Inc. , Senior Note , 144A, 0.5% , 2/01/31 ........ United States 30,000 $ 28,227
145,834
Energy Equipment & Services 0.0%
†
b
Liberty Energy, Inc. ,
Senior Note, 144A, Zero Cpn., 3/01/31 ................. United States 20,000 20,645
a
Senior Note, 144A, 0.56%, 3/01/32 .................... United States 9,000 8,719
a,b
ProPetro Holding Corp. , Senior Note , 144A, 1.02% , 11/15/31 ... United States 19,000 17,990
47,354
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 59,000 73,219
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 21,000 37,464
Senior Note, 2.875%, 1/15/30 ........................ United States 47,000 56,212
166,895
Ground Transportation 0.0%
†
b
Knight-Swift Transportation Holdings, Inc. , Senior Note , 144A,
1% , 11/15/31 ..................................... United States 19,000 22,140
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 33,000 39,534
61,674
Health Care REITs 0.1%
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 32,000 57,440
Hotels, Restaurants & Leisure 0.1%
a
DoorDash, Inc. , Senior Note , 0.36% , 5/15/30 ............... United States 61,000 60,161
NCL Corp. Ltd. , Senior Note , 0.875% , 4/15/30 ..............
United States 25,000 27,906
88,067
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 21,000 21,939
IT Services 0.5%
Akamai Technologies, Inc. ,
Senior Note, 1.125%, 2/15/29 ........................ United States 83,000 98,923
a,b
Senior Note, 144A, 1.53%, 5/15/30 .................... United States 18,000 16,972
Cloudflare, Inc. , Senior Note , Zero Cpn., 6/15/30 ............
United States 92,000 116,564
b
CoreWeave, Inc. ,
Senior Note, 144A, 1.75%, 12/01/31 ................... United States 55,000 65,728
Senior Note, 144A, 1.75%, 10/01/32 ................... United States 67,000 73,954
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/29 ...........
United States 56,000 99,154
471,295
Life Sciences Tools & Services 0.1%
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 48,000 49,338
Machinery 0.1%
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 60,000 60,852
Metals & Mining 0.0%
†
b
Almonty Industries, Inc. , Senior Note , 144A, 2.25% , 7/01/31 ... Canada 19,000 20,330

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 33,000 $ 36,853
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 30,000 29,160
Oil, Gas & Consumable Fuels 0.0%
†
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 19,000 18,734
Pharmaceuticals 0.0%
†
b
Ligand Pharmaceuticals, Inc. , Senior Note , 144A, Zero Cpn.,
9/15/31 ......................................... United States 37,000 41,810
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 41,000 37,311
79,121
Real Estate Management & Development 0.0%
†
b
Compass, Inc. , Senior Note , 144A, 0.25% , 4/15/31 .......... United States 30,000 32,637
Semiconductors & Semiconductor Equipment 0.8%
MACOM Technology Solutions Holdings, Inc. , Senior Note , Zero
Cpn., 12/15/29 .................................... United States 19,000 43,833
b
Microchip Technology, Inc. , Senior Note , 144A, Zero Cpn.,
2/15/30 ......................................... United States 122,000 140,730
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 27,000 79,577
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 21,000 38,839
ON Semiconductor Corp. ,
Senior Note, 0.5%, 3/01/29 .......................... United States 33,000 39,847
a,b
Senior Note, 144A, 0.07%, 5/01/31 .................... United States 38,000 37,867
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 37,000 48,873
b
Semtech Corp. , Senior Note , 144A, Zero Cpn., 10/15/30 ...... United States 25,000 46,012
SiTime Corp. , Senior Note , Zero Cpn., 6/15/31 .............
United States 28,000 31,066
506,644
Software 0.4%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 39,000 38,161
b
Cipher Digital, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 35,000 61,447
Datadog, Inc. , Senior Note , Zero Cpn., 12/01/29 ............
United States 53,000 75,472
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 56,000 53,900
b
IREN Ltd. , Senior Note , 144A, 1% , 12/01/33 ............... Australia 29,000 25,244
Nutanix, Inc. , Senior Note , 0.5% , 12/15/29 .................
United States 42,000 41,429
b
Terawulf, Inc. , Senior Note , 144A, Zero Cpn., 5/01/32 ........ United States 65,000 96,441
b
Tyler Technologies, Inc. , Senior Note , 144A, 0.5% , 7/15/31 .... United States 29,000 28,761
420,855
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 22,000 35,123
Total Convertible Bonds (Cost $3,120,323) ...................................
3,578,742
Corporate Bonds 39.2%
Aerospace & Defense 1.2%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 8,000 7,529
Senior Note, 2.7%, 2/01/27 .......................... United States 92,000 91,007
Senior Note, 6.298%, 5/01/29 ........................ United States 267,000 278,008
b
Bombardier, Inc. , Senior Bond , 144A, 7.45% , 5/01/34 ........ Canada 180,000 199,452
b
Honeywell Aerospace, Inc. , Senior Note , 144A, 4.3% , 3/16/31 .. United States 125,000 122,877

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 200,000 $ 199,474
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 90,000 92,554
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 95,000 97,553
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 15,000 15,318
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 40,000 41,057
1,144,829
Automobile Components 0.3%
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 250,000 250,051
Automobiles 0.3%
b
Hyundai Capital America , Senior Note , 144A, 5% , 6/18/31 ..... United States 80,000 79,895
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 200,000 191,771
271,666
Banks 1.9%
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 285,000 291,033
Senior Note, 4.695% to 4/22/31, FRN thereafter, 4/23/32 .... United States 120,000 119,016
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 275,000 271,482
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 200,000 198,997
JPMorgan Chase & Co. ,
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 540,000 542,651
Senior Note, 4.622% to 4/22/31, FRN thereafter, 4/23/32 .... United States 120,000 118,642
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 265,000 269,503
1,811,324
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 4.125% , 3/15/31 ................
United States 85,000 83,218
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 203,933
287,151
Broadline Retail 0.6%
Amazon.com, Inc. , Senior Note , 4.25% , 3/13/31 ............
United States 70,000 68,947
b
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 200,000 188,363
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 180,000 189,345
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 100,000 102,772
549,427
Building Products 0.7%
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,054
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,315
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 195,000 199,223
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 180,000 189,891

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 80,000 $ 80,535
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 70,000 69,575
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 50,000 47,525
632,118
Capital Markets 1.6%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 270,000 272,770
Goldman Sachs Group, Inc. (The) ,
Senior Note, 4.594% to 4/19/29, FRN thereafter, 4/20/30 .... United States 45,000 44,752
Senior Note, 4.972% to 6/02/31, FRN thereafter, 6/03/32 .... United States 80,000 79,971
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 320,000 329,252
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 405,000 407,512
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 60,000 58,847
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 85,000 83,970
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 230,000 236,696
1,513,770
Chemicals 0.5%
b,c
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 200,000 128,544
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 205,000 200,158
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 155,000 165,514
494,216
Commercial Services & Supplies 0.9%
b,c
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 46,000
b
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .. United States 205,000 199,435
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 175,000 181,614
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 135,000 138,238
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 240,000 246,190
811,477
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 110,000 111,214
Construction & Engineering 0.2%
b
Arcosa, Inc. ,
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 115,000 113,190
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 30,000 31,319
144,509
Consumer Finance 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 200,000 199,126
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 85,000 83,429
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 6.625% ,
6/01/32 ......................................... United States 200,000 200,422
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 213,000 219,142
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 70,000 69,715

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 $ 201,060
b
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 100,000 98,644
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 35,000 34,628
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 135,000 141,509
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 180,000 189,371
OneMain Finance Corp. , Senior Note , 7.125% , 11/15/31 ......
United States 215,000 219,530
b
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 270,000 263,339
1,919,915
Consumer Staples Distribution & Retail 0.1%
b
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 140,000 136,776
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 60,000 59,451
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 180,000 174,843
234,294
Distributors 0.2%
b
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 140,000 143,364
Diversified Consumer Services 0.1%
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 92,834
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 275,000 274,310
Diversified Telecommunication Services 1.4%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 255,000 275,235
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 220,000 218,389
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 90,000 91,266
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 345,000 307,963
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 135,000 140,504
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 70,000 69,836
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 95,000 93,691
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 180,000 189,173
1,386,057
Electric Utilities 1.5%
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 105,000 108,528
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 130,000 131,510
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 230,000 232,981
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 105,000 104,725
Pacific Gas and Electric Co. ,
Senior Note, 6.1%, 1/15/29 .......................... United States 130,000 133,881
Senior Note, 5.05%, 11/15/31 ........................ United States 60,000 59,958
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 135,000 138,083

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 235,000 $ 224,231
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 155,000 152,347
Senior Note, 144A, 4.7%, 1/31/31 ..................... United States 65,000 63,792
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 120,000 124,336
1,474,372
Energy Equipment & Services 0.9%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 65,000 64,649
b
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 150,000 152,134
b,d
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 55,000 55,898
b
Transocean International Ltd. ,
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 135,000 141,003
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 126,000 131,012
b
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 190,000 193,962
738,658
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 210,000 215,411
b
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 110,000 115,132
330,543
Financial Services 0.9%
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 225,000 242,927
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ......................................... United States 90,000 93,333
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 235,000 235,537
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 85,000 86,874
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 215,000 218,916
877,587
Food Products 0.8%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 115,000 118,729
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 235,000 230,603
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 255,000 260,050
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 3% , 2/02/29 ................. United States 73,000 70,086
McCormick & Co., Inc. , Senior Note , 4.15% , 2/15/29 .........
United States 35,000 34,626
714,094
Ground Transportation 0.6%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 200,000 196,885
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 207,775
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 195,000 200,356
605,016

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.7%
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 45,000 $ 44,606
Senior Note, 4.8%, 8/14/29 .......................... United States 135,000 135,737
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 190,000 192,862
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 250,000 242,911
616,116
Health Care Providers & Services 1.0%
b
CHS/Community Health Systems, Inc. , Senior Secured Note ,
144A, 9.75% , 1/15/34 ............................... United States 230,000 240,426
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 110,000 114,251
Senior Bond, 1.875%, 2/28/31 ........................ United States 40,000 35,094
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 185,000 190,900
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,487
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 295,000 291,343
887,501
Health Care REITs 0.3%
b
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 230,000 237,019
Health Care Technology 0.3%
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 275,000 279,930
Hotel & Resort REITs 0.4%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 4.5%, 2/15/29 ..................... United States 50,000 49,109
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 120,000 122,854
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,065
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 195,000 199,744
412,772
Hotels, Restaurants & Leisure 2.2%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 210,000 198,371
Airbnb, Inc. , Senior Note , 4.65% , 3/16/31 .................
United States 45,000 44,722
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 120,000 119,872
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 95,000 96,217
b
Carnival UK Ltd. , Senior Note , 144A, 4.125% , 7/15/31 ........ United States 100,000 EUR 115,090
b
Hilton Domestic Operating Co., Inc. ,
Senior Note, 144A, 3.75%, 5/01/29 .................... United States 100,000 96,697
Senior Note, 144A, 5.75%, 9/15/33 .................... United States 115,000 115,488
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 225,000 234,526
b
NCL Corp. Ltd. ,
Senior Note, 144A, 5.875%, 1/15/31 ................... United States 145,000 140,835
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 150,000 145,764
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 195,000 197,548
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 50,000 50,434
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 72,000 73,607
Senior Note, 144A, 6%, 2/01/33 ...................... United States 143,000 145,057

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 255,000 $ 242,267
b
Viking Cruises Ltd. ,
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 90,000 94,351
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 120,000 120,247
2,231,093
Household Durables 0.4%
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 145,000 140,922
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 195,000 192,457
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 110,000 85,247
b
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 15,000 15,217
b
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 25,000 25,165
459,008
Independent Power and Renewable Electricity Producers 0.9%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 207,739
b
Clearway Energy Operating LLC , Senior Bond , 144A, 3.75% ,
1/15/32 ......................................... United States 155,000 141,137
Constellation Energy Generation LLC ,
Senior Note, 5.6%, 3/01/28 .......................... United States 105,000 106,675
Senior Note, 4.4%, 1/15/31 .......................... United States 40,000 39,335
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 45,000 44,221
b
Talen Energy Supply LLC ,
Senior Note, 144A, 6.125%, 5/01/31 ................... United States 115,000 115,050
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 195,000 193,897
848,054
Insurance 1.6%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 235,000 223,044
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note, 144A, 6.75%, 4/15/28 ............. United States 195,000 196,658
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 45,000 45,755
b
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 80,000 80,670
b
Athene Global Funding , Senior Secured Note , 144A, 5.583% ,
1/09/29 ......................................... United States 130,000 131,901
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 130,000 133,722
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 150,000 149,397
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 230,000 236,154
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 110,000 110,772
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 175,000 178,031
1,486,104
IT Services 0.3%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 215,000 193,715
b
CoreWeave, Inc. , Senior Note , 144A, 9.75% , 10/01/31 ....... United States 50,000 49,925
243,640

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 155,000 $ 150,350
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 75,000 75,027
Machinery 0.3%
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 200,000 200,717
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 65,000 65,879
266,596
Media 0.9%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 170,000 177,203
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 85,000 84,868
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 145,000 145,087
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 180,000 185,115
b
Univision Communications, Inc. , Senior Secured Note , 144A,
8.875% , 4/15/33 ................................... United States 95,000 93,585
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 215,000 188,380
874,238
Metals & Mining 0.6%
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 95,000 94,368
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 158,000 149,761
b
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 45,000 44,759
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 140,000 145,016
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 120,000 116,143
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 113,000 115,925
665,972
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 110,000 110,937
Oil, Gas & Consumable Fuels 4.1%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 150,000 152,175
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 145,000 146,108
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 190,000 195,817
Energy Transfer LP ,
Junior Sub. Bond, 8% to 5/14/29, FRN thereafter, 5/15/54 ... United States 135,000 143,379
Senior Bond, 5.25%, 4/15/29 ......................... United States 270,000 273,655
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 35,000 35,266
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 155,000 149,597
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 51,000 50,918
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.875% , 5/15/34 ................................... United States 190,000 184,994
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 280,000 282,728
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 165,000 166,516
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 265,000 266,660

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 65,000 $ 64,773
Senior Note, 6.5%, 2/15/34 .......................... United States 30,000 29,737
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 199,713
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 110,000
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 135,000 135,492
b
Sunoco LP ,
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 186,000 187,757
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 20,000 19,532
Targa Resources Corp. ,
Senior Note, 6.15%, 3/01/29 ......................... United States 130,000 134,644
Senior Note, 4.35%, 4/15/31 ......................... United States 50,000 48,863
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 140,000 141,592
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 315,000 328,011
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 15,000 16,829
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 40,000 42,432
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 170,000 186,652
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 26,061
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 16,000 16,263
3,736,164
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.6% , 5/15/31 ....... United States 140,000 138,872
b
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 130,000 121,448
260,320
Passenger Airlines 0.2%
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 147,000 145,056
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 250,000 242,210
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 285,000 290,899
533,109
Pharmaceuticals 1.0%
Novartis Capital Corp. ,
Senior Note, 4.1%, 11/05/30 ......................... United States 170,000 167,060
Senior Note, 4.4%, 3/18/31 .......................... United States 135,000 134,043
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 185,000 193,870
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 160,000 157,381
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 249,000 280,886
933,240
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 197,890
Semiconductors & Semiconductor Equipment 0.7%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 206,442
NVIDIA Corp. , Senior Note , 4.5% , 6/15/31 .................
United States 325,000 323,921

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 20,000 $ 20,374
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 185,000 186,216
736,953
Software 0.7%
b
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 205,000 202,191
Oracle Corp. ,
Senior Note, 4.55%, 2/04/29 ......................... United States 210,000 207,053
Senior Note, 4.45%, 9/26/30 ......................... United States 60,000 57,940
Senior Note, 4.95%, 2/04/31 ......................... United States 115,000 112,612
Salesforce, Inc. , Senior Note , 4.5% , 3/15/28 ...............
United States 120,000 119,891
699,687
Specialized REITs 0.6%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 275,000 272,437
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/35 ....... United States 70,000 70,360
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 200,000 202,840
545,637
Specialty Retail 0.3%
b
Dick's Sporting Goods, Inc. , Senior Note , 144A, 4% , 10/01/29 .. United States 245,000 238,604
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC / EMC Corp. , Senior Note , 4.75% , 7/15/31
United States 20,000 19,884
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 95,000 96,745
116,629
Textiles, Apparel & Luxury Goods 0.3%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 155,809 169,227
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 116,523
285,750
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 35,000 35,180
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 95,000 100,448
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 270,000 274,138
409,766
Trading Companies & Distributors 0.8%
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 135,000 136,623
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 95,000 97,030
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 105,000 109,356
d
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 75,000 73,784
b
Herc Holdings, Inc. , Senior Note , 144A, 5.75% , 3/15/31 ....... United States 95,000 94,954
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 300,000 304,915
816,662
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 115,000 110,531

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.375%, 4/15/29 ........................ United States 545,000 $ 526,975
637,506
Total Corporate Bonds (Cost $37,219,233) ....................................
37,086,902
f
Senior Floating Rate Interests 4.2%
g
Aerospace & Defense 0.2%
TransDigm, Inc., First Lien, CME Term Loan, J, 6.12%, (1-month
SOFR + 2.5%), 2/28/31 ............................. United States 83,092 83,201
TransDigm, Inc., First Lien, CME Term Loan, N, 6.12%, (1-month
SOFR + 2.5%), 2/14/33 ............................. United States 45,349 45,400
128,601
a a a a a a
Air Freight & Logistics 0.1%
g
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 55,925 55,875
Automobile Components 0.1%
g
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan, 6.144%, (1-month SOFR + 2.5%), 1/28/32 .......... United States 35,298 35,375
Biotechnology 0.1%
g
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 40,896 40,936
Broadline Retail 0.1%
g
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 59,438 59,556
g
Building Products 0.3%
Advanced Drainage Systems, Inc., First Lien, Initial CME Term
Loan, 5.245%, (1-month SOFR + 1.625%), 2/11/33 ........ United States 46,222 46,684
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 5.894%, (1-month SOFR + 2.25%), 8/04/31 . United States 113,255 113,295
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 5.894%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 117,002 117,187
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.62%, (1-month SOFR + 3%), 3/30/29 ............. United States 14,540 14,613
291,779
a a a a a a
Chemicals 0.1%
g
Albaugh LLC, First Lien, Initial CME Term Loan, 7.413%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 128,992 124,961
g
Commercial Services & Supplies 0.3%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.12%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 44,705 44,941
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.144%, (1-month SOFR + 2.5%), 10/23/28 ... United States 62,761 62,868
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan, 6.419%, (3-month SOFR + 2.75%), 2/01/29 ..... Canada 107,192 107,192
Rosen International SARL, First Lien, Second Amendment
Refinancing CME Term Loan, 5.732%, (3-month SOFR + 2%),
3/26/31 ......................................... Luxembourg 49,377 49,418
264,419
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Construction Materials 0.0%
†
g
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 25,063 $ 25,149
Containers & Packaging 0.0%
†
g
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan,
5.894%, (1-month SOFR + 2.25%), 1/26/33 .............. United States 16,741 16,771
Distributors 0.0%
†
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 19,457 18,439
Electrical Equipment 0.1%
g
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.182%, (3-month SOFR + 2.5%), 10/01/32 .............. United States 37,895 38,014
g
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.37%, (1-month SOFR + 2.75%), 3/01/28 ............... France 44,306 44,394
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.508%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 98,698 96,028
140,422
a a a a a a
Financial Services 0.1%
g
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan, 7.2%,
(3-month SOFR + 3.5%), 8/16/32 ...................... United States 118,985 119,038
Food Products 0.1%
g
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.127%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 129,675 128,935
Ground Transportation 0.1%
g
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 78,600 78,364
Health Care Equipment & Supplies 0.1%
g
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.394%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 124,094 124,544
g
Health Care Providers & Services 0.2%
Paradigm Parent LLC, First Lien, Initial CME Term Loan, 8.232%,
(3-month SOFR + 4.5%), 4/16/32 ...................... United States 59,699 51,416
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B6, 5.644%,
(1-month SOFR + 2%), 2/21/31 ....................... United States 106,800 106,722
158,138
a a a a a a
g
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.894%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 131,963 127,303
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.894%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 18,681 18,683
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 63,375 62,915
208,901
a a a a a a
Household Durables 0.1%
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 6.732%,
(3-month SOFR + 3%), 1/16/32 ....................... Netherlands 106,629 106,751

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
IT Services 0.0%
†
g
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 5.394%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 14,347 $ 12,168
g
Machinery 0.2%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.182%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 211,299 211,564
Columbus McKinnon Corp., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 2/03/33 ............... United States 16,623 16,613
228,177
a a a a a a
g
Media 0.2%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.735%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 55,000 55,142
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.175%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 116,562 117,364
172,506
a a a a a a
g
Oil, Gas & Consumable Fuels 0.3%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.45%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 153,344 152,666
Delek US Holdings, Inc., First Lien, Initial CME Term Loan, 6.62%,
(1-month SOFR + 3%), 5/17/32 ....................... United States 119,605 119,689
272,355
a a a a a a
g
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.425%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 9,900 9,914
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.925%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 203,354 203,402
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 6.482%,
(3-month SOFR + 2.75%), 2/14/31 ..................... Canada 97,750 95,009
308,325
a a a a a a
g
Pharmaceuticals 0.2%
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.37%, (1-month SOFR + 3.75%), 4/23/31 ...... United States 108,618 108,822
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.156%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 129,025 129,055
237,877
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
g
Altar Bidco, Inc., First Lien, CME Term Loan, 6.858%, (12-month
SOFR + 3.35%), 2/01/29 ............................ United States 107,048 107,126
g
Software 0.3%
d,h
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.1%, (1-day SOFR + 4.5%), 11/17/31 ..... United States 2,067 2,112
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1,
7.385%, (6-month SOFR + 3.75%), 1/14/33 .............. United States 63,935 61,377
UKG, Inc., First Lien, Initial CME Term Loan, 5.913%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 117,909 111,317
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.644%, (1-month SOFR + 2%), 10/22/29 ................ United States 54,052 53,984
228,790
a a a a a a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Retail 0.2%
Chewy, Inc., First Lien, Initial CME Term Loan, 6.092%, (12-month
SOFR + 2.25%), 6/23/33 ............................ United States 19,258 $ 19,270
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.894%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 170,437 170,381
189,651
a a a a a a
Trading Companies & Distributors 0.0%
†
g
DXP Enterprises, Inc., First Lien, Initial CME Term Loan, 6.894%,
(1-month SOFR + 3.25%), 10/11/30 .................... United States 32,338 32,523
Water Utilities 0.0%
†
g
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
5.902%, (3-month SOFR + 2.25%), 10/01/32 ............. United States 25,791 25,903
Total Senior Floating Rate Interests (Cost $3,993,232) .........................
3,980,369
Foreign Government and Agency Securities 9.8%
b
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 220,000 222,259
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 60,000 59,775
b
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 50,000 53,000
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 200,000 184,525
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 210,000 EUR 226,890
Brazil Government Bond , Senior Bond , 3.875% , 6/12/30 ......
Brazil 590,000 562,476
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 60,000 58,681
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 100,000 EUR 116,371
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 190,000 EUR 194,504
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 200,000 201,840
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 200,000 214,000
Senior Note, 4.5%, 11/26/30 .......................... Colombia 110,000 EUR 126,222
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 200,000 206,884
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 210,000 213,066
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 230,000 218,925
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 280,000 281,484
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 120,000 110,164
b
Egypt Government Bond , Senior Note , 144A, 8.625% , 2/04/30 . Egypt 200,000 214,100
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 110,000 114,068
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 100,000 105,613
b,i
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 232,307
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 230,000 198,397
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 100,000 92,845
b
Guatemala Government Bond , Senior Bond , Reg S, 6.6% ,
6/13/36 ......................................... Guatemala 420,000 448,510
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 202,666
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 200,000 200,983
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 165,000 163,801

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 $ 214,760
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 300,000 EUR 339,024
b
Jordan Government Bond , Senior Note , Reg S, 7.5% , 1/13/29 .. Jordan 200,000 209,095
b
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 200,000 217,316
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 140,000 EUR 159,438
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 470,000 440,681
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 260,000 240,201
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 50,000 50,474
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 250,000 240,174
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 270,000 EUR 311,793
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 280,000 276,664
b
Serbia Government Bond , Senior Note , Reg S, 6.25% , 5/26/28 . Serbia 260,000 265,277
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 200,000 205,033
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 200,000 219,220
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 400,000 440,928
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 200,000 213,879
Total Foreign Government and Agency Securities (Cost $8,871,095) .............
9,268,313
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Notes , 0.625%, 11/30/27 ................... United States 133,000 126,610
Total U.S. Government and Agency Securities (Cost $126,610) ..................
126,610
Asset-Backed Securities 4.6%
Financial Services 4.6%
b,g
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.825% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 300,000 300,894
b,g
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.117% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 260,000 261,907
b,g
CIFC Funding Ltd. , 2017-1A , DR3 , 144A, FRN , 6.768% , ( 3-month
SOFR + 3.1% ), 4/21/37 . ............................. United States 280,000 280,293
b,g
Elmwood CLO 29 Ltd. , 2024-5A , D1R2 , 144A, FRN , 6.876% ,
( 3-month SOFR + 3.25% ), 4/20/37 . .................... United States 275,000 275,481
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 111,429 111,164
g
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.123% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 504,940 99,019
b
Lendbuzz Securitization Trust ,
2026-1A, C, 144A, 5.74%, 9/15/31 ..................... United States 49,107 48,698
2026-1A, D, 144A, 6.86%, 2/15/33 ..................... United States 73,661 73,942
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 153,000 126,474
b,d,g
Northwoods Capital Ltd. , 2018-11BAR , D1R2 , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 3.55% ), 7/19/37 . ................ United States 325,000 325,325
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
b
PRET LLC ,
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................. United States 371,491 368,456
2026-NPL6, A1, 144A, 5.693%, 5/25/56 ................. United States 229,542 229,509
d
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................... United States 245,000 245,687
b
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 98,539 98,664
b
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 154,961 154,809

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 . .... United States 208,000 $ 204,819
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 216,000 209,579
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 87,430 86,832
b,g
Vibrant CLO XVI Ltd. , 2023-16A , C1R2 , 144A, FRN , 6.923% ,
( 3-month SOFR + 3.25% ), 7/15/36 . .................... Jersey 250,000 250,498
g
WaMu Asset-Backed Certificates Trust ,
2006-HE2, A3, FRN, 4.063%, (1-month SOFR + 0.414%),
5/25/36 ......................................... United States 317,195 253,771
2007-HE4, 1A, FRN, 3.933%, (1-month SOFR + 0.284%),
7/25/47 ......................................... United States 96,095 73,367
4,307,311
a a a a a a
Total Asset-Backed Securities (Cost $4,487,989) ..............................
4,307,311
Commercial Mortgage-Backed Securities 7.8%
Financial Services 7.8%
k
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 106,768 106,385
BANK ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 80,000 68,974
k
2019-BN19, C, FRN, 4.165%, 8/15/61 .................. United States 65,000 48,817
k,l
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............ United States 2,660,171 199,180
k,l
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.399%, 10/15/57 ............. United States 4,127,983 136,722
2024-5YR12, XA, IO, FRN, 0.694%, 12/15/57 ............. United States 4,353,630 67,088
b,k
Barclays Commercial Mortgage Trust ,
2019-C5, F, 144A, FRN, 2.665%, 11/15/52 ............... United States 336,000 199,224
l
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............ United States 1,000,000 35,432
k,l
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.795%, 2/15/55 ................ United States 2,874,447 81,703
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............... United States 4,810,092 210,681
2024-C26, XA, IO, FRN, 1.24%, 5/15/57 ................. United States 1,587,654 104,463
Benchmark Mortgage Trust ,
b
2018-B1, D, 144A, 2.75%, 1/15/51 ..................... United States 284,000 113,161
k
2018-B6, B, FRN, 4.738%, 10/10/51 .................... United States 103,000 97,524
k,l
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................ United States 3,820,523 136,973
k,l
2024-V11, XA, IO, FRN, 0.773%, 11/15/57 ............... United States 6,573,546 115,349
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 94,000 94,835
k,l
2026-V21, XA, IO, FRN, 1.648%, 3/15/59 ................ United States 1,064,838 62,858
k,l
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 United States 3,408,859 122,586
b,k
BX Trust , 2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ....... United States 100,000 99,862
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 243,000 232,814
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 234,000 233,028
Citigroup Commercial Mortgage Trust ,
b,k
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............. United States 169,905 166,936
k
2015-GC33, C, FRN, 4.48%, 9/10/58 ................... United States 115,000 100,248
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 138,000 84,866
COMM Mortgage Trust ,
b,c,k
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 169,087 8,858
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 184,000 178,699
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 71,203 68,298
k
2014-CR14, C, FRN, 3.246%, 2/10/47 .................. United States 98,000 95,856
k
2014-CR16, C, FRN, 4.887%, 4/10/47 .................. United States 283,000 278,184
b,k
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............. United States 182,000 161,250
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 86,785 85,689

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 62,719 $ 60,363
k
2015-CR27, C, FRN, 4.673%, 10/10/48 ................. United States 4,490 4,305
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 264,000 253,226
k
GS Mortgage Securities Trust , 2014-GC24 , B , FRN , 4.449% ,
9/10/47 ......................................... United States 91,103 89,111
b,k
IRV Trust , 2025-200P , C , 144A, FRN , 5.921% , 3/14/47 ....... United States 147,000 147,102
b,k
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2007-
CB20 , E , 144A, FRN , 10.072% , 2/12/51 ................. United States 4,987 7,040
k
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, D, FRN, 4.072%, 7/15/45 ................... United States 140,000 133,271
b
2014-C18, D, 144A, FRN, 4.659%, 2/15/47 .............. United States 152,000 138,578
2014-C23, B, FRN, 4.673%, 9/15/47 ................... United States 97,645 96,699
k
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.913% , 6/15/51 ................................... United States 123,000 112,832
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 229,654 228,372
b,k
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 140,000 141,225
k
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 4.081%, 7/15/46 ................... United States 164,797 156,787
b
2013-C10, D, 144A, FRN, 4.081%, 7/15/46 .............. United States 230,000 192,203
b
2013-C12, D, 144A, FRN, 4.848%, 10/15/46 ............. United States 123,000 117,670
2015-C22, C, FRN, 4.094%, 4/15/48 ................... United States 263,000 223,627
Morgan Stanley Capital I Trust ,
b
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................. United States 160,000 152,196
k
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 192,000 190,665
k
2018-H3, C, FRN, 5.027%, 7/15/51 .................... United States 125,000 120,549
k,l
Real Estate Asset Liquidity Trust , 2024-RONA , X , IO, FRN ,
1.051% , 12/12/41 .................................. Canada 5,274,572 CAD 95,766
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 18,159 18,136
b,c
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 472,775 59
b,k
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 99,000 98,818
b,k
VRTX Trust , 2025-HQ , C , 144A, FRN , 6.119% , 8/05/42 ....... United States 174,000 171,470
Wells Fargo Commercial Mortgage Trust ,
b,k
2013-LC12, D, 144A, FRN, 3.865%, 7/15/46 ............. United States 293,000 202,902
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 228,553 27,629
2015-C31, D, 3.852%, 11/15/48 ....................... United States 74,000 67,338
b
2016-C33, D, 144A, 3.123%, 3/15/59 ................... United States 25,601 25,103
b,k
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............. United States 61,425 60,303
b
2019-C50, D, 144A, 3%, 5/15/52 ...................... United States 60,000 48,136
k,l
2019-C52, XA, IO, FRN, 1.688%, 8/15/52 ................ United States 1,652,346 64,617
b,k
WFRBS Commercial Mortgage Trust , 2013-C15 , D , 144A, FRN ,
4.286% , 8/15/46 ................................... United States 149,260 105,303
7,347,944
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,298,544) ...............
7,347,944
Mortgage-Backed Securities 24.2%
Federal National Mortgage Association (FNMA) Fixed Rate 17.8%
FNMA, 30 Year, 5%, 1/01/49 - 5/01/49 .................... United States 27,748 27,772
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 1,000,000 835,391
m
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 4,000,000 3,828,906
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 8,000,000 8,014,937
m
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...... United States 1,000,000 1,022,109

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
m
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 1,000,000 $ 1,019,085
m
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 1,000,000 1,034,844
m
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..... United States 1,000,000 1,033,312
16,816,356
Government National Mortgage Association (GNMA) Fixed Rate 6.4%
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 40,255 35,779
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 30,107 30,037
m
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 3,000,000 2,954,829
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 11,905 12,152
m
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 3,000,000 3,011,226
6,044,023
Total Mortgage-Backed Securities (Cost $22,926,370) ..........................
22,860,379
Residential Mortgage-Backed Securities 6.4%
Financial Services 6.4%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 204,230 205,063
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................ United States 81,833 82,011
Alternative Loan Trust ,
g
2005-65CB, 2A1, FRN, 4.188%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 232,760 137,820
g
2006-OA10, 4A1, FRN, 4.143%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 706,844 631,638
k
2006-OA7, 1A1, FRN, 3.005%, 6/25/46 ................. United States 438,304 410,976
g
2006-OA7, 1A2, FRN, 4.684%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 110,445 110,146
g
2007-OH1, A1D, FRN, 3.973%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 56,272 50,571
k
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 4.87% , 10/25/35 United States 94,302 77,947
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.943% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 81,212 73,363
b,g
FHLMC STACR REMIC Trust ,
2020-DNA3, B2, 144A, FRN, 13.092%, (30-day SOFR Average
+ 9.464%), 6/25/50 ................................ United States 237,000 300,331
2020-DNA4, B2, 144A, FRN, 13.742%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 135,000 177,004
b,g
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 11.492%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 439,580
2018-HQA2, B2, 144A, FRN, 14.742%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 333,000 401,586
2019-FTR3, B2, 144A, FRN, 8.542%, (30-day SOFR Average +
4.914%), 9/25/47 .................................. United States 393,000 430,776
k
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 4.755% , 11/25/36 ......................... United States 190,222 126,386
g
FNMA Connecticut Avenue Securities Trust ,
2016-C05, 2B, FRN, 14.492%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 88,192 88,790
b
2020-R01, 1B1, 144A, FRN, 6.992%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 155,000 156,790
b
2020-SBT1, 1B1, 144A, FRN, 10.492%, (30-day SOFR Average
+ 6.864%), 2/25/40 ................................ United States 500,000 516,697
b
2020-SBT1, 1M2, 144A, FRN, 7.392%, (30-day SOFR Average
+ 3.764%), 2/25/40 ................................ United States 276,000 280,225

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R02, 2B1, 144A, FRN, 8.128%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 148,000 $ 150,928
b
2026-R01, 2M2 , 144A, FRN, 4.978%, (30-day SOFR Average +
1.35%), 1/25/46 ................................... United States 98,000 97,897
g
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.073% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 106,380 58,449
g
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.274% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 168,133 42,463
b
J.P. Morgan Mortgage Trust , 2026-NQX2 , A1FC , 144A, 5.628% ,
10/25/66 ........................................ United States 231,000 230,999
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 88,269 87,904
b,g
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.06% , ( 1-month SOFR + 0.344% ), 2/26/37 .............. United States 105,928 102,995
g
MortgageIT Trust , 2005-3 , M2 , FRN , 4.558% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 17,278 17,003
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 95,397 94,670
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 138,074 136,438
g
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.123% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 150,591 137,705
b,k
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% ,
12/25/58 ........................................ United States 202,000 183,429
6,038,580
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $5,461,109) ................
6,038,580
Agency Commercial Mortgage-Backed Securities 10.1%
Financial Services 10.1%
l
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 3,997 48
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 92,329 11,624
4077, IK, IO, 5%, 7/15/42 ............................ United States 194,895 40,083
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 91,284 3,808
g
4839, WS, IO, FRN, 2.393%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 1,468,418 183,174
g
4945, SL, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 1/25/50 .................................. United States 1,284,216 137,259
g
5002, SJ, IO, FRN, 2.358%, (-1 x 30-day SOFR Average +
5.986%), 7/25/50 .................................. United States 1,642,559 173,850
g
5011, SA, IO, FRN, 2.508%, (-1 x 30-day SOFR Average +
6.136%), 9/25/50 .................................. United States 1,711,606 195,037
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 1,767,161 402,305
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 1,265,450 297,046
5134, IC, IO, 4%, 8/25/51 ............................ United States 2,293,299 450,938
5349, IB, IO, 4%, 12/15/46 ........................... United States 1,260,615 261,979
b,g
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.628% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 460,000 472,604
l
FNMA ,
g
2010-35, SG, IO, FRN, 2.658%, (-1 x 30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 168,071 16,400
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 79,152 15,731
2015-30, IO, 5.5%, 5/25/45 .......................... United States 506,687 63,486
g
2015-42, LS, IO, FRN, 2.458%, (-1 x 30-day SOFR Average +
6.086%), 6/25/45 .................................. United States 709,396 46,149
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 322,808 43,768
g
2017-32, SA, IO, FRN, 2.408%, (-1 x 30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 1,919,070 184,942

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA, (continued)
g
2018-20, SB, IO, FRN, 2.508%, (-1 x 30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 929,754 $ 76,383
g
2018-38, SA, IO, FRN, 2.458%, (-1 x 30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 1,284,242 136,901
g
2019-43, JS, IO, FRN, 2.308%, (-1 x 30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 824,141 73,292
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 1,631,326 369,912
374, 6, IO, 5.5%, 8/25/36 ............................ United States 31,595 4,976
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 80,297 10,302
b,g
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 6.992%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 248,158 250,825
2020-01, M10, 144A, FRN, 7.492%, ( 30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 439,754 446,958
l
GNMA ,
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 590,134 91,612
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 503,560 77,872
2012-146, IO, 5%, 12/20/42 .......................... United States 320,095 66,317
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 467,382 83,324
k
2013-H08, CI, IO, FRN, 1.45%, 2/20/63 ................. United States 342,473 11,596
g
2014-119, SA, IO, FRN, 1.846%, (-1 x 1-month SOFR +
5.486%), 8/20/44 .................................. United States 426,734 35,675
g
2014-60, SD, IO, FRN, 2.426%, (-1 x 1-month SOFR +
6.066%), 4/20/44 .................................. United States 999,802 108,221
2014-76, IO, 5%, 5/20/44 ............................ United States 190,896 37,827
k
2014-H21, BI, IO, FRN, 1.528%, 10/20/64 ............... United States 387,838 10,805
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 249,517 34,657
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 127,720 25,188
k
2015-H10, BI, IO, FRN, 2.038%, 4/20/65 ................ United States 332,399 14,914
k
2015-H23, BI, IO, FRN, 1.772%, 9/20/65 ................ United States 363,498 10,316
k
2015-H25, AI, IO, FRN, 1.679%, 9/20/65 ................ United States 483,549 11,661
k
2015-H25, EI, IO, FRN, 1.854%, 10/20/65 ............... United States 215,758 8,057
2016-42, IO, 5%, 2/20/46 ............................ United States 336,476 63,672
k
2016-H03, AI, IO, FRN, 1.975%, 1/20/66 ................ United States 325,457 14,493
k
2016-H03, DI, IO, FRN, 1.754%, 12/20/65 ............... United States 57,370 1,841
k
2016-H06, DI, IO, FRN, 2.086%, 7/20/65 ................ United States 476,561 18,960
k
2016-H09, BI, IO, FRN, 1.838%, 4/20/66 ................ United States 491,232 19,780
k
2016-H10, AI, IO, FRN, 1.752%, 4/20/66 ................ United States 595,288 17,522
k
2016-H22, AI, IO, FRN, 2.724%, 10/20/66 ............... United States 332,318 19,904
k
2016-H23, NI, IO, FRN, 2.732%, 10/20/66 ............... United States 1,184,895 58,821
k
2016-H24, CI, IO, FRN, 1.673%, 10/20/66 ............... United States 272,409 7,689
k
2016-H24, JI, IO, FRN, 2.735%, 11/20/66 ................ United States 481,415 30,016
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 610,725 107,802
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 260,855 50,449
k
2017-H02, BI, IO, FRN, 2.296%, 1/20/67 ................ United States 370,418 15,997
k
2017-H06, BI, IO, FRN, 2.379%, 2/20/67 ................ United States 398,867 15,282
k
2017-H08, NI, IO, FRN, 2.182%, 3/20/67 ................ United States 572,721 22,301
k
2017-H09, IO, FRN, 1.834%, 4/20/67 ................... United States 732,706 22,133
k
2017-H10, MI, IO, FRN, 1.875%, 4/20/67 ................ United States 901,685 25,720
k
2017-H11, DI, IO, FRN, 2.019%, 5/20/67 ................ United States 431,593 22,268
k
2017-H12, QI, IO, FRN, 2.123%, 5/20/67 ................ United States 510,881 19,383
k
2017-H16, IG, IO, FRN, 1.727%, 7/20/67 ................ United States 695,634 17,300
k
2017-H16, JI, IO, FRN, 2.141%, 8/20/67 ................. United States 847,185 35,417
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 627,710 119,544
g
2018-139, SA, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 10/20/48 ................................. United States 817,428 93,500

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
GNMA, (continued)
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 827,978 $ 169,336
k
2018-H05, BI, IO, FRN, 2.39%, 2/20/68 ................. United States 923,309 37,806
g
2019-152, ES, IO, FRN, 2.296%, (-1 x 1-month SOFR +
5.936%), 12/20/49 ................................. United States 712,565 72,712
g
2019-83, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
7/20/49 ......................................... United States 1,202,048 127,421
g
2019-89, PS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 7/20/49 .................................. United States 1,665,867 175,453
g
2019-96, SY, IO, FRN, 2.346%, (-1 x 1-month SOFR + 5.986%),
8/20/49 ......................................... United States 2,830,498 307,361
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 2,098,844 473,475
g
2020-63, AS, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%),
8/20/43 ......................................... United States 1,380,804 136,511
g
2020-63, PS, IO, FRN, 2.346%, (-1 x 1-month SOFR +
5.986%), 4/20/50 .................................. United States 1,737,098 195,695
g
2020-97, QS, IO, FRN, 2.396%, (-1 x 1-month SOFR +
6.036%), 7/20/50 .................................. United States 1,744,179 210,835
g
2021-116, ES, IO, FRN, 2.452%, (-1 x 1-month SOFR +
6.086%), 11/20/47 ................................. United States 2,115,945 210,134
2021-156, IO, 3.5%, 7/20/51 ......................... United States 2,519,875 469,228
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 2,250,411 373,624
g
2021-59, SQ, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 4/20/51 .................................. United States 1,463,227 170,804
g
2021-77, SM, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 5/20/51 .................................. United States 1,929,079 234,124
g
2021-98, SK, IO, FRN, 2.546%, (-1 x 1-month SOFR +
6.186%), 6/20/51 .................................. United States 1,331,034 161,982
k
2024-32, IO, FRN, 0.699%, 6/16/63 .................... United States 3,071,260 160,669
9,504,786
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $9,643,519) ........
9,504,786
Total Long Term Investments (Cost $103,148,024) .............................
104,099,936
a
Short Term Investments 11.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
a
U.S. Treasury Bills ,
n
3.37%, 7/16/26 ................................... United States 200,000 199,700
3.75%, 10/22/26 ................................... United States 300,000 296,477
496,177
Total U.S. Government and Agency Securities (Cost $496,318) ..................
496,177

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 10.6%
o,p
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 9,995,240 $ 9,995,240
Total Management Investment Companies (Cost $9,995,240) ...................
9,995,240
Total Short Term Investments (Cost $10,491,558 ) ..............................
10,491,417
a
Total Investments (Cost $113,639,582) 121.3% ................................
$114,591,353
TBA Sale Commitments (2.2)% ..............................................
(2,056,953)
Other Assets, less Liabilities (19.1)% ........................................
(18,021,112)
Net Assets 100.0% .........................................................
$94,513,288
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.2)%
Mortgage-Backed Securities (2.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.2)%
Uniform Mortgage-Backed Securities ,
6%, TBA, 7/25/56 .................................. United States (1,000,000) (1,022,109)
6.5%, TBA, 7/25/56 ................................ United States (1,000,000) (1,034,844)
Total TBA Sale Commitments (Proceeds $(2,057,266)) .........................
$(2,056,953)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $46,106,753, representing 48.8% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
e
Income may be received in additional securities and/or cash.
f
See Note 1 ( f ) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
See Note 8 regarding unfunded loan commitments.
i
Perpetual security with no stated maturity date.
j
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the value of this security pledged amounted to $151,772, representing 0.2% of net assets.
o
See Note 3 ( f ) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 11 $ 1,237,156 9/21/26 $ (6,374)
U.S. Treasury 2 Year Notes ..................... Short 37 7,626,914 9/30/26 13,707
U.S. Treasury 5 Year Notes ..................... Long 56 5,994,625 9/30/26 (3,540)
Total Futures Contracts ...................................................................... $3,793
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 198,400 140,358 7/15/26 $ — $ (3,029)
Australian Dollar .... BZWS Sell 61,500 43,520 7/15/26 951 —
Australian Dollar .... CITI Buy 201,200 142,336 7/15/26 — (3,069)
Australian Dollar .... HSBK Sell 546,400 389,580 7/15/26 11,371 —
Australian Dollar .... JPHQ Sell 482,800 341,643 7/15/26 7,456 —
Australian Dollar .... MSCO Sell 751,800 532,004 7/15/26 11,620 —
Australian Dollar .... UBSW Sell 17,200 12,171 7/15/26 266 —
Australian Dollar .... WPAC Sell 8,000 5,661 7/15/26 124 —
Canadian Dollar .... BZWS Sell 67,700 49,237 7/15/26 1,474 —
Canadian Dollar .... CITI Buy 1,077,900 786,400 7/15/26 — (25,928)
Canadian Dollar .... CITI Sell 1,092,700 800,194 7/15/26 29,280 —
Canadian Dollar .... GSCO Sell 5,900 4,291 7/15/26 129 —
Canadian Dollar .... HSBK Sell 330,300 240,229 7/15/26 7,198 —
Canadian Dollar .... JPHQ Sell 157,000 114,183 7/15/26 3,418 —
Canadian Dollar .... TDOM Sell 707,800 514,823 7/15/26 15,461 —
Canadian Dollar .... UBSW Sell 13,900 10,111 7/15/26 304 —
New Zealand Dollar . BOFA Sell 14,000 8,227 7/15/26 272 —
New Zealand Dollar . CITI Buy 23,400 13,750 7/15/26 — (453)
New Zealand Dollar . MSCO Sell 745,600 438,175 7/15/26 14,496 —
New Zealand Dollar . UBSW Sell 53,000 31,145 7/15/26 1,028 —
Japanese Yen ...... BOFA Buy 44,868,200 286,062 8/19/26 — (9,015)
Japanese Yen ...... GSCO Buy 66,603,400 424,399 8/19/26 — (13,144)
Japanese Yen ...... HSBK Buy 38,011,300 242,378 8/19/26 — (7,670)
Japanese Yen ...... JPHQ Buy 38,176,700 243,450 8/19/26 — (7,721)
Japanese Yen ...... SSBT Buy 51,952,400 331,193 8/19/26 — (10,403)
Japanese Yen ...... TDOM Buy 415,300 2,648 8/19/26 — (84)
British Pound ...... HSBK Sell 299,200 399,600 9/16/26 2,727 —
British Pound ...... JPHQ Sell 145,600 194,382 9/16/26 1,251 —
Euro ............. BOFA Sell 52,000 60,147 9/16/26 539 —
Euro ............. BZWS Buy 133,400 154,297 9/16/26 — (1,379)
Euro ............. CITI Sell 171,000 197,769 9/16/26 1,749 —
Euro ............. HSBK Sell 2,305,000 2,665,905 9/16/26 23,657 —
Euro ............. JPHQ Buy 369,600 427,420 9/16/26 — (3,743)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. MSCO Buy 4,000 4,636 9/16/26 $ — $ (50)
Euro ............. SSBT Buy 388,100 448,866 9/16/26 — (3,983)
Euro ............. UBSW Buy 114,200 132,530 9/16/26 — (1,621)
Euro ............. WPAC Sell 488,800 565,349 9/16/26 5,032 —
Norwegian Krone ... BOFA Sell 758,200 79,613 9/16/26 3,098 —
Norwegian Krone ... MSCO Sell 3,272,000 343,571 9/16/26 13,374 —
Swedish Krona ..... MSCO Sell 3,806,600 401,550 9/16/26 7,268 —
Swiss Franc ....... TDOM Buy 204,000 257,732 9/16/26 — (3,085)
Swiss Franc ....... UBSW Buy 492,600 622,743 9/16/26 — (7,845)
Total Forward Exchange Contracts ................................................... $163,543 $(102,222)
Net unrealized appreciation (depreciation) ............................................ $61,321
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 288,900 $ 13,376 $ (5,054)
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 288,900 13,376 (8,630)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 1,218,400 59,580 (52,203)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 1,218,400 62,382 (50,537)
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 18,232,000 (47,104) 32,994
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 18,232,000 (31,262) 24,050
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 18,232,000 76,253 (44,626)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (2,510)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 137,100 17,096 (2,491)
(4.09%)/1-day SOFR/Jul-36/(Written) CITI 7/10/26 / 4.09% 5,367,000 (30,681) 22,552
(4.3%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 4.3% 3,578,000 9,392 (9,230)
(3.88%)/1-day SOFR/Jul-36/(Purchased) CITI 7/10/26 / 3.88% 1,789,000 21,736 (103)
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 410,000 29,930 (4,303)
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 410,000 29,930 2,784
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (1,389)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 56,400 7,064 (1,129)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 1,735,300 101,168 (79,895)
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 (129,391)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 2,121,400 131,589 345,387
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 (8,172)
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 600,000 47,010 (13,431)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 3,171,600 62,952 (49,233)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 3,171,600 79,286 (28,882)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 50,150 183,888

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 1,311,400 $ 50,150 $ (41,462)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 971,300 44,728 (21,631)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 971,300 42,932 (17,809)
(4.2%)/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,160,000 51,620 (4,794)
4.2%/1-day SOFR/Feb-39/(Purchased) MCM 2/05/29 / 4.2% 1,160,000 51,620 (154)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (11)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 81,200 9,736 (3,115)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 867,000 69,115 13,269
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 303,600 31,695 9,397
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 714,100 25,850 (16,627)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 (54,661)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 1,703,900 90,377 136,956
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 (27,555)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 800,600 48,572 41,153
Unrealized appreciation 812,430
Unrealized (depreciation) (679,028)
Total $133,402
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 5,869,000 $ 476,422 $ 328,970 $ 147,452
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $476,422 $328,970 $147,452
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 556,000 310,434 225,598 84,836
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 202,000 112,784 11,494 101,290
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 81,000 33,078 30,476 2,602
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 544,000 67,754 71,848 (4,094)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 296,000 36,866 34,290 2,576
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 91,000 34,576 39,403 (4,827)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 182,000 53,160 54,703 (1,543)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 329,000 96,095 106,386 (10,291)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 372,000 $ 40,300 $ 46,459 $ (6,159)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 124,000 25,058 22,506 2,552
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 248,000 54,922 51,997 2,925
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 321,000 71,088 62,180 8,908
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 95,000 6,830 17,795 (10,965)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 124,000 28,355 22,273 6,082
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 264,000 (15,167) (34,776) 19,609
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 111,000 (61,975) (8,906) (53,069)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 81,000 (33,078) (34,632) 1,554
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 719,000 (89,549) (125,015) 35,466
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 430,000 (53,556) (221,364) 167,808
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 51,000 (6,352) (5,703) (649)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 283,000 (35,247) (50,378) 15,131
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 27,000 (5,186) (6,138) 952
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 3,000 (576) (616) 40
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 16,000 (3,073) (3,637) 564
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 95,000 (6,831) (6,372) (459)
Investment
Grade
Total OTC Swap Contracts .............................................. $660,710 $299,871 $360,839
Total Credit Default Swap Contracts .................................... $1,137,132 $ 628,841 $508,291
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.86% .... Semi-Annual 9/16/28 2,177,000 CAD $ (4,067) $ (2,649) $ (1,418)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 106,435,000 (30,456) (233,104) 202,648
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.58% .... Quarterly 9/16/28 10,611,000 AUD (21,322) (23,747) 2,425
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.92% .... Annual 9/16/28 2,745,000 EUR (11,088) (8,690) (2,398)
Receive Fixed 4.02% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 75,752,000 344,106 394,803 (50,697)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/31 1,359,000 EUR (13,730) (8,724) (5,006)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 14,858,000 (98,584) (76,159) (22,425)
Receive Fixed 0.7% ... Annual
Pay Floating 1-day
SARON .......... Annual 9/16/36 680,000 CHF 12,088 7,300 4,788
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.32% .... Semi-Annual 9/16/36 183,000 CAD (1,804) (1,582) (222)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 10,471,000 (108,442) (74,289) (34,153)
Receive Fixed 3.02% .. Annual
Pay Floating 3-month
STIBOR .......... Quarterly 9/16/36 3,989,000 SEK 8,665 3,572 5,093
Receive Fixed 3.12% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/36 1,579,000 EUR 29,445 16,867 12,578
Receive Fixed 4.54% .. Annual
Pay Floating 1-day
SONIA ........... Annual 9/16/36 935,000 GBP 16,868 13,414 3,454
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/36 4,333,000 AUD 34,398 28,291 6,107

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Diversified Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Note 9 regarding other derivative information.
See Abbreviations on page 54 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.4% ..... Annual 9/16/36 9,851,000 NOK $ (10,763) $ (7,501) $ (3,262)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.3% ..... Annual 9/16/56 566,000 (10,374) (4,605) (5,769)
Receive Fixed 3.24% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/16/56 627,000 EUR 22,147 6,530 15,617
Receive Fixed 5.08% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/16/56 1,084,000 AUD 12,617 10,406 2,211
Total Interest Rate Swap Contracts ................................. $169,704 $ 40,133 $129,571
*
In U.S. dollars unless otherwise indicated.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Diversified
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $103,644,342
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 9,995,240
Value - Unaffiliated issuers .................................................................. $104,596,113
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 9,995,240
Cash .................................................................................... 841,825
Receivables:
Investment securities sold ................................................................... 575,398
Receivable for sales of TBA securities (Note 1 d ) .................................................. 2,057,578
Capital shares sold ........................................................................ 45,959
Dividends and interest ..................................................................... 766,228
Deposits with brokers for:
Futures contracts ........................................................................ 56,624
Centrally cleared swap contracts ............................................................ 1,414,837
Variation margin on centrally cleared swap contracts ............................................... 5,229
OTC swap contracts (upfront payments) .......................................................... 797,408
Unrealized appreciation on OTC forward exchange contracts .......................................... 163,543
Unrealized appreciation on forward premium swap option contracts ..................................... 812,430
Unrealized appreciation on OTC swap contracts .................................................... 452,895
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 278
Prepaid expenses .......................................................................... 38,162
Total assets .......................................................................... 122,619,747
Liabilities:
Payables:
Investment securities purchased .............................................................. 748,187
Payable for purchases of TBA securities (Note 1 d ) ................................................ 22,717,735
Capital shares redeemed ................................................................... 80,488
Management fees ......................................................................... 39,919
Administrative fees ........................................................................ 550
Distribution fees .......................................................................... 12,191
Transfer agent fees ........................................................................ 11,500
Trustees' fees and expenses ................................................................. 65,431
Variation margin on futures contracts ........................................................... 1,867
Deposits from brokers for:
OTC derivative contracts .................................................................. 790,000
TBA transactions ........................................................................ 10,000
OTC swap contracts (upfront receipts) ........................................................... 497,537
Unrealized depreciation on OTC swap contracts .................................................... 92,056
Unrealized depreciation on OTC forward exchange contracts .......................................... 102,222
Unrealized depreciation on forward premium swap option contracts ..................................... 679,028
TBA sale commitments, at value (proceeds $2,057,266) (Note 1d) ...................................... 2,056,953
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 126,610
Accrued expenses and other liabilities ........................................................... 74,185
Total liabilities ......................................................................... 28,106,459
Net assets, at value ................................................................. $94,513,288
Net assets consist of:
Paid-in capital ............................................................................. $188,169,308
Total distributable earnings (losses) ............................................................. (93,656,020)
Net assets, at value ................................................................. $94,513,288

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Diversified
Income Fund
Class IA:
Net assets, at value ....................................................................... $35,227,774
Shares outstanding ........................................................................ 7,893,277
Net asset value and maximum offering price per share
a
............................................. $4.46
Class IB:
Net assets, at value ....................................................................... $59,285,514
Shares outstanding ........................................................................ 13,171,133
Net asset value and maximum offering price per share
a
............................................. $4.50
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Diversified
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $297,846
Interest:
Unaffiliated issuers:
Payment-in-kind ......................................................................... 10,496
Paydown gain (loss) ..................................................................... (141,096)
Paid in cash
a
........................................................................... 2,272,224
Total investment income ................................................................... 2,439,470
Expenses:
Management fees (Note 3 a ) ................................................................... 248,459
Administrative fees (Note 3 b ) .................................................................. 727
Distribution fees: (Note 3c )
Class IB ................................................................................ 75,287
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 12,757
Class IB ................................................................................ 21,385
Custodian fees ............................................................................ 297
Reports to shareholders fees .................................................................. 15,131
Professional fees ........................................................................... 69,692
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,003
Other .................................................................................... 2,526
Total expenses ......................................................................... 448,264
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (8)
Net expenses ......................................................................... 448,256
Net investment income ................................................................ 1,991,214
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 296,571
Foreign currency transactions ................................................................ 4,323
Forward exchange contracts ................................................................. (93,426)
Forward premium swap option contracts ........................................................ (1,337)
Futures contracts ......................................................................... 147,681
TBA sale commitments ..................................................................... 161,890
Swap contracts ........................................................................... (343,964)
Net realized gain (loss) .................................................................. 171,738
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (922,977)
Translation of other assets and liabilities denominated in foreign currencies .............................. (20,759)
Unfunded loan commitments (Note 8 ) .......................................................... 115
Forward exchange contracts ................................................................. 121,271
Forward premium swap option contracts ........................................................ (125,090)
Futures contracts ......................................................................... (19,875)
TBA sale commitments ..................................................................... 15,458
Swap contracts ........................................................................... 506,670
Net change in unrealized appreciation (depreciation) ............................................ (445,187)
Net realized and unrealized gain (loss) ............................................................ (273,449)
Net increase (decrease) in net assets resulting from operations .......................................... $1,717,765
a
Includes amortization of premium and accretion of discount.

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,991,214 $5,264,378
Net realized gain (loss) ................................................. 171,738 819,329
Net change in unrealized appreciation (depreciation) ........................... (445,187) 2,449,562
Net increase (decrease) in net assets resulting from operations ................ 1,717,765 8,533,269
Distributions to shareholders:
Class IA ............................................................ (2,253,213) (2,524,564)
Class IB ............................................................ (3,608,956) (4,002,255)
Total distributions to shareholders .......................................... (5,862,169) (6,526,819)
Capital share transactions: (Note 2 )
Class IA ............................................................ (970,371) (2,630,776)
Class IB ............................................................ (566,025) (4,751,515)
Total capital share transactions ............................................ (1,536,396) (7,382,291)
Net increase (decrease) in net assets ................................... (5,680,800) (5,375,841)
Net assets:
Beginning of period ..................................................... 100,194,088 105,569,929
End of period .......................................................... $94,513,288 $100,194,088

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Diversified Income Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Diversified
Income Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
53.3% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statement of Operations.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Fund. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 101,514 $466,937 271,218 $1,240,099
Shares issued in reinvestment of distributions .......... 515,609 2,253,213 573,765 2,524,564
Shares redeemed ............................... (803,985) (3,690,521) (1,400,003) (6,395,439)
Net increase (decrease) .......................... (186,862) $(970,371) (555,020) $(2,630,776)
Class IB Shares:
Shares sold ................................... 218,609 $1,001,516 1,015,468 $4,666,681
Shares issued in reinvestment of distributions .......... 818,358 3,608,956 901,409 4,002,255
Shares redeemed ............................... (1,127,884) (5,176,497) (2,941,311) (13,420,451)
Net increase (decrease) .......................... (90,917) $(566,025) (1,024,434) $(4,751,515)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.517% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Diversified Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $20,905,155 $9,761,312 $(20,671,227) $— $— $9,995,240 9,995,240 $297,846
Total Affiliated Securities ... $20,905,155 $9,761,312 $(20,671,227) $— $— $9,995,240 $297,846
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$261,837,480 and $326,704,968, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 36.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2026, the aggregate value of these securities was $183,461, representing 0.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 42,214,744
Long term ................................................................................ 41,662,061
Total capital loss carryforwards ............................................................... $83,876,805
Cost of investments .......................................................................... $125,950,176
Unrealized appreciation ........................................................................ $5,675,876
Unrealized depreciation ........................................................................ (17,586,300)
Net unrealized appreciation (depreciation) .......................................................... $(11,910,424)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
9. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Putnam VT Diversified Income Fund
CoreWeave, Inc. $ 3,754
First Eagle Holdings, Inc. 20,416
Pinnacle Buyer LLC 7,306
$ 31,476
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Diversified Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 13,707
a
Variation margin on futures
contracts
$ 9,914
a
Variation margin on centrally
cleared swap contracts
254,921
a
Variation margin on centrally
cleared swap contracts
125,350
a
Unrealized appreciation on
forward premium swap option
contracts
812,430 Unrealized depreciation on
forward premium swap option
contracts
679,028
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
163,543 Unrealized depreciation on OTC
forward exchange contracts
102,222
Credit contracts ............
Variation margin on centrally
cleared swap contracts
147,452
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
797,408 OTC swap contracts (upfront
receipts)
497,537
Unrealized appreciation on OTC
swap contracts
452,895 Unrealized depreciation on OTC
swap contracts
92,056
Total .................... $2,642,356 $1,506,107
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Diversified Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $147,681 Futures contracts $(19,875)
Swap contracts (341,606) Swap contracts 306,136
Forward premium swap option
contracts (1,337)
Forward premium swap option
contracts (125,090)
Foreign exchange contracts .....
Forward exchange contracts (93,426) Forward exchange contracts 121,271
Credit contracts ...............
Swap contracts (2,358) Swap contracts 200,534
Total ....................... $(291,046) $482,976
Putnam VT
Diversified
Income Fund
Futures contracts ............................................................................ $13,064,443
Swap contracts .............................................................................. 171,921,967
Forward exchange contracts .................................................................... 10,747,543
Options .................................................................................... 88,692,437
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Diversified Income Fund
Forward Exchange Contracts ............................. $ 163,543 $ 102,222
Forward Premium Swap Option Contracts ................... 812,430 679,028
Swap Contracts ....................................... 1,250,303 589,593
Total ............................................. $2,226,276 $1,370,843
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... 60,953 (60,953) — — —
BZWS ................... 2,425 (1,379) — — 1,046
CITI ..................... 588,520 (230,300) — (330,000) 28,220
DBAB ................... — — — — —
GSCO ................... 196,552 (99,814) — (96,738) —
HSBK ................... 44,953 (7,670) — — 37,283
JPHQ ................... 780,296 (565,374) (24,922) (190,000) —
MCM .................... — — — — —
MLCO ................... 132,393 (41,128) (91,265) — —
MSCO ................... 219,860 (64,356) — (100,000) 55,504
NATW ................... — — — — —
SSBT .................... — — — — —
TDOM ................... 15,461 (3,169) — — 12,292
UBSW ................... 179,707 (91,682) — (60,000) 28,025
WPAC ................... 5,156 — — — 5,156
Total ................... $2,226,276 $(1,165,825) $(116,187) $(776,738) $167,526
$ 1
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 54 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Diversified Income Fund
Counterparty
BNDP ................... $ 13,684 $ — $ — $ — $ 13,684
BOFA .................... 171,242 (60,953) (110,289) — —
BZWS ................... 1,379 (1,379) — — —
CITI ..................... 230,300 (230,300) — — —
DBAB ................... 2,518 — (2,518) — —
GSCO ................... 99,814 (99,814) — — —
HSBK ................... 7,670 (7,670) — — —
JPHQ ................... 565,374 (565,374) — — —
MCM .................... 47,514 — — — 47,514
MLCO ................... 41,128 (41,128) — — —
MSCO ................... 64,356 (64,356) — — —
NATW ................... 16,627 — — — 16,627
SSBT .................... 14,386 — — — 14,386
TDOM ................... 3,169 (3,169) — — —
UBSW ................... 91,682 (91,682) — — —
WPAC ................... — — — — —
Total ................... $1,370,843 $(1,165,825) $(112,807) $— $92,211
a
At June 30, 2026, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
9. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Diversified Income Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund
Assets:
Investments in Securities:
a
Convertible Bonds ....................... $ — $ 3,578,742 $ — $ 3,578,742
Corporate Bonds ........................ — 37,086,902 — 37,086,902
Senior Floating Rate Interests ............... — 3,980,369 — 3,980,369
Foreign Government and Agency Securities .... — 9,268,313 — 9,268,313
U.S. Government and Agency Securities ....... — 126,610 — 126,610
Asset-Backed Securities ................... — 4,307,311 — 4,307,311
Commercial Mortgage-Backed Securities ...... — 7,347,944 — 7,347,944
Mortgage-Backed Securities ................ — 22,860,379 — 22,860,379
Residential Mortgage-Backed Securities ....... — 6,038,580 — 6,038,580
Agency Commercial Mortgage-Backed Securities — 9,504,786 — 9,504,786
Short Term Investments ................... 9,995,240 496,177 — 10,491,417
Total Investments in Securities ........... $9,995,240 $104,596,113 $— $114,591,353
Other Financial Instruments:
Forward Exchange Contracts ............... $— $163,543 $— $163,543
Forward Premium Swap Option Contracts ..... — 812,430 — 812,430
Futures Contracts ....................... 13,707 — — 13,707
Swap Contracts ......................... — 855,268 — 855,268
Unfunded Loan Commitments .............. — 278 — 278
Total Other Financial Instruments ......... $13,707 $1,831,519 $— $1,845,226
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 2,056,953 $ — $ 2,056,953
Forward Exchange Contracts ............... — 102,222 — 102,222
Forward Premium Swap Option Contracts ...... — 679,028 — 679,028
10. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT Diversified Income Fund (continued)
Liabilities: (continued)
Other Financial Instruments: (continued)
Futures Contracts ........................ $9,914 $— $— $9,914
Swap Contracts ......................... — 217,406 — 217,406
Total Other Financial Instruments ......... $9,914 $3,055,609 $— $3,065,523
a
For detailed categories, see the accompanying Schedule of Investments.
11. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Diversified Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
Index
CDX.NA.HY
CDX North America High Yield Index
CMBX.NA
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.34%
1-day SARON ....................... (0.04)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.73%
3-month AUD BBR ................... 4.46%
3-month EURIBOR ................... 2.32%
3-month STIBOR .................... 1.97%
6-month AUD BBR ................... 4.80%
6-month EURIBOR ................... 2.57%
6-month NIBOR ..................... 4.81%

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Putnam VT Diversified Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – General Bond Funds) for the one-year, three-
year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 25, 25 and 22 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
2nd 2nd 2nd

39058-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026